Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit) attributable to operations:
Current tax expense	$ 265,586	$ 42,854	$ 280,018
Deferred tax (benefit) expense	(240,863)	160,438	(324,977)
Total income tax expense (benefit) attributable to net income	24,723	203,292	(44,959)
Income tax effect on equity:
Attributable to unrealized gains (losses) on investments	418,073	(661,574)	192,353
Attributable to unrealized (losses) gains on postretirement obligation		(127)	95
Attributable to unrealized (losses) gains on foreign exchange	(1,132)	(889)	325
Total income tax effect on equity	$ 441,664	$ (459,298)	$ 147,814